Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-operating items, net	$ 11.4	$ 5.6	$ (3.9)
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains and losses reclassified from OCI and recognized in Consolidated Statements of Net Income, net	1.2	0.4
Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) recognized in consolidated statements of net income	9.1	0.6
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-operating items, net	$ 1.3	$ (3.3)
Not Designated as Hedging Instrument | Foreign Exchange Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative , Maturity Date	Mar. 31, 2016